Commitments and Contingencies - Summary of Guarantees Provided by the Group for Third Parties (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Used amount	₩ 7,316,298	$ 284,000,000	$ 519,598,989	₩ 7,298,867
Maturity	Jun. 5, 2025
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Gasan Solar Power Plant Inc.
Limit	₩ 4,700
Used amount	₩ 1,371
Maturity	Jan. 08, 2025
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Suhyup Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	SPP Inc.
Limit	₩ 3,250
Used amount	₩ 932
Maturity	Feb. 16, 2024
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Suhyup Bank One [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Korea Cell Inc.
Limit	₩ 3,250
Used amount	₩ 880
Maturity	Feb. 16, 2024
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Suhyup Bank Two [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	San-Ya Agricultural Association Corporation
Limit	₩ 3,250
Used amount	₩ 888
Maturity	Feb. 16, 2024
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | NH Investment Securities CoLtd [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Ciocanesti Korea Co., Ltd.
Limit	₩ 7,600
Used amount	₩ 7,600
Maturity	Jun. 8, 2017
KT Hitel Co., Ltd. [member] | Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Shinhan Bank
Limit	₩ 700
Nasmedia Co Ltd [member] | Korea Securities Finance Corp [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Stockholders Association Members
Limit	₩ 5,654
Used amount	₩ 2,735
Bottom of range [member] | KT Hitel Co., Ltd. [member] | Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 17, 2020
Top of range [member] | KT Hitel Co., Ltd. [member] | Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 16, 2021